GUARANTOR SUBSIDIARIES - Schedule Of Guarantor Obligations, Cash Flow (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Consolidated net income (loss)	$ (534,259)	$ (58,049)	$ (1,012)	$ (32,890)	$ 104,981	$ (25,147)	$ (62,592)	$ 140,635	$ (626,210)	$ 157,877	$ (58,715)
Reconciling items:
Impairment charges	2,568	1,591	0	0	0	7,274	0	0	4,159	7,274	21,631
Depreciation and amortization	89,111	81,096	78,290	77,494	85,975	85,780	86,974	85,395	325,991	344,124	375,962
Deferred taxes									(311,085)	32,025	5,902
Provision for doubtful accounts									6,740	10,659	13,384
Amortization of deferred financing charges and note discounts, net									10,527	10,572	8,770
Share-based compensation									9,590	10,291	8,502
(Gain) loss on disposal of operating assets, net									(29,347)	(363,485)	(5,468)
Loss on Due from iHeartCommunications	855,648	0	0	0	0	0	0	0	855,648	0	0
(Gain) loss on investments	253	532	135	125	(531)	0	0	0	1,045	(531)	0
Equity in (earnings) loss of nonconsolidated affiliates	161	$ 628	$ (271)	472	315	$ 727	$ 232	415	990	1,689	289
Foreign exchange transaction (gain) loss									(29,563)	69,599	(14,790)
Other reconciling items, net									(4,710)	(135)	1,350
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Decrease in accounts receivable									(39,790)	30,308	(57,580)
(Increase) decrease in prepaids and other current assets									9,608	(15,939)	(7,578)
Increase (decrease) in accrued expenses									(7,316)	25,518	3,617
Increase (decrease) in accounts payable									(4,126)	(3,797)	25,690
Increase (decrease) in accrued interest									431	194	(4,072)
Decrease in deferred income									(13,273)	(18,119)	2,549
Changes in other operating assets and liabilities									809	10,386	(20,758)
Net cash provided by operating activities									160,118	308,510	298,685
Cash flows from investing activities:
Purchases of property, plant and equipment									(224,238)	(229,772)	(218,332)
Proceeds from disposal of assets									72,049	808,194	11,264
Purchases of other operating assets									(837)	(2,244)	(23,640)
(Increase) decrease in intercompany notes receivable, net									0	0	0
Dividends from subsidiaries									0	0	0
Change in other, net									(1,496)	(2,098)	(27,017)
Net cash provided by (used for) investing activities									(154,522)	574,080	(257,725)
Cash flows from financing activities:
Payments on credit facilities									(909)	(2,100)	(3,849)
Proceeds from long-term debt									156,000	6,856	222,777
Payments on long-term debt									(748)	(2,334)	(56)
Net transfers to iHeartCommunications									(181,939)	45,099	17,007
Dividends and other payments to noncontrolling interests									(12,010)	(16,917)	(30,870)
Dividends paid									(332,824)	(755,538)	0
Increase (decrease) in intercompany notes payable, net									0	0	0
Intercompany funding									0	0	0
Change in other, net									(7,083)	(1,565)	(5,955)
Net cash provided by (used for) financing activities									(379,513)	(726,499)	199,054
Effect of exchange rate changes on cash									9,536	(5,330)	(13,231)
Net increase (decrease) in cash and cash equivalents									(364,381)	150,761	226,783
Cash, cash equivalents and restricted cash at beginning of period				552,691				401,930	552,691	401,930	175,147
Cash and cash equivalents at end of year	188,310				552,691				188,310	552,691	401,930
Eliminations
Cash flows from operating activities:
Consolidated net income (loss)									(90,735)	(141,948)	(905)
Reconciling items:
Impairment charges									0	0	0
Depreciation and amortization									0	0	0
Deferred taxes									0	0	0
Provision for doubtful accounts									0	0	0
Amortization of deferred financing charges and note discounts, net									0	0	0
Share-based compensation									0	0	0
(Gain) loss on disposal of operating assets, net									0	0	0
Loss on Due from iHeartCommunications									0
(Gain) loss on investments									0	0
Equity in (earnings) loss of nonconsolidated affiliates									90,735	141,948	(23,670)
Foreign exchange transaction (gain) loss									0	0	0
Other reconciling items, net									0	0	0
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Decrease in accounts receivable									0	0	0
(Increase) decrease in prepaids and other current assets									0		0
Increase (decrease) in accrued expenses									0	0	0
Increase (decrease) in accounts payable									0	0	19,960
Increase (decrease) in accrued interest									0	0	0
Decrease in deferred income									0	0	0
Changes in other operating assets and liabilities									0	0	0
Net cash provided by operating activities									0	0	(4,615)
Cash flows from investing activities:
Purchases of property, plant and equipment									0	0	0
Proceeds from disposal of assets									0	0	0
Purchases of other operating assets									0	0	0
(Increase) decrease in intercompany notes receivable, net									(138,339)	(220,038)	(70,125)
Dividends from subsidiaries									(10,710)	(235,467)	(157,570)
Change in other, net									0	79	9,513
Net cash provided by (used for) investing activities									(149,049)	(455,426)	(218,182)
Cash flows from financing activities:
Payments on credit facilities									0	0	0
Proceeds from long-term debt									0	0	0
Payments on long-term debt									0	0	0
Net transfers to iHeartCommunications									0	0	0
Dividends and other payments to noncontrolling interests									0	0	0
Dividends paid									10,710	235,467	182,145
Increase (decrease) in intercompany notes payable, net									138,339	220,038	70,125
Intercompany funding									0	0	0
Change in other, net									0	(79)	(9,513)
Net cash provided by (used for) financing activities									149,049	455,426	242,757
Effect of exchange rate changes on cash									0	0	0
Net increase (decrease) in cash and cash equivalents									0	0	19,960
Cash, cash equivalents and restricted cash at beginning of period				0				0	0	0
Cash and cash equivalents at end of year	0				0				0	0	0
Parent Company
Cash flows from operating activities:
Consolidated net income (loss)									(644,348)	135,070	(58,769)
Reconciling items:
Impairment charges									0	0	0
Depreciation and amortization									0	0	0
Deferred taxes									(93,882)	0	0
Provision for doubtful accounts									0	0	0
Amortization of deferred financing charges and note discounts, net									0	0	0
Share-based compensation									0	0	0
(Gain) loss on disposal of operating assets, net									0	0	0
Loss on Due from iHeartCommunications									855,648
(Gain) loss on investments									0	0
Equity in (earnings) loss of nonconsolidated affiliates									(114,363)	(130,558)	63,290
Foreign exchange transaction (gain) loss									0	0	0
Other reconciling items, net									0	0	0
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Decrease in accounts receivable									0	0	0
(Increase) decrease in prepaids and other current assets									1,072	60	(124)
Increase (decrease) in accrued expenses									(436)	(227)	486
Increase (decrease) in accounts payable									0	0	0
Increase (decrease) in accrued interest									0	0	0
Decrease in deferred income									0	0	0
Changes in other operating assets and liabilities									0	0	0
Net cash provided by operating activities									3,691	4,345	4,883
Cash flows from investing activities:
Purchases of property, plant and equipment									0	0	0
Proceeds from disposal of assets									0	0	0
Purchases of other operating assets									0	0	0
(Increase) decrease in intercompany notes receivable, net									0	0	0
Dividends from subsidiaries									0	0	0
Change in other, net									0	0	0
Net cash provided by (used for) investing activities									0	0	0
Cash flows from financing activities:
Payments on credit facilities									0	0	0
Proceeds from long-term debt									0	0	0
Payments on long-term debt									0	0	0
Net transfers to iHeartCommunications									(181,939)	45,099	17,007
Dividends and other payments to noncontrolling interests									0	0	0
Dividends paid									(332,824)	(755,538)	0
Increase (decrease) in intercompany notes payable, net									0	0	0
Intercompany funding									239,908	789,044	193,021
Change in other, net									(1,468)	(1,366)	2,885
Net cash provided by (used for) financing activities									(276,323)	77,239	212,913
Effect of exchange rate changes on cash									0	0	0
Net increase (decrease) in cash and cash equivalents									(272,632)	81,584	217,796
Cash, cash equivalents and restricted cash at beginning of period				300,285				218,701	300,285	218,701
Cash and cash equivalents at end of year	27,653				300,285				27,653	300,285	218,701
Subsidiary Issuer
Cash flows from operating activities:
Consolidated net income (loss)									(11,041)	(29,124)	14,013
Reconciling items:
Impairment charges									0	0	0
Depreciation and amortization									0	0	0
Deferred taxes									(514)	0	1,282
Provision for doubtful accounts									0	0	0
Amortization of deferred financing charges and note discounts, net									8,786	8,741	7,468
Share-based compensation									0	0	0
(Gain) loss on disposal of operating assets, net									0	0	0
Loss on Due from iHeartCommunications									0
(Gain) loss on investments									0	0
Equity in (earnings) loss of nonconsolidated affiliates									(117)	(38,440)	(23,020)
Foreign exchange transaction (gain) loss									0	0	(3,440)
Other reconciling items, net									0	0	0
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Decrease in accounts receivable									0	0	0
(Increase) decrease in prepaids and other current assets									0	0	(3,433)
Increase (decrease) in accrued expenses									(59,968)	59,359	(983)
Increase (decrease) in accounts payable									0	0	0
Increase (decrease) in accrued interest									0	0	(3,199)
Decrease in deferred income									0	0	0
Changes in other operating assets and liabilities									0	0	0
Net cash provided by operating activities									(62,854)	536	(11,312)
Cash flows from investing activities:
Purchases of property, plant and equipment									0	0	0
Proceeds from disposal of assets									0	0	0
Purchases of other operating assets									0	0	0
(Increase) decrease in intercompany notes receivable, net									149,612	220,038	70,125
Dividends from subsidiaries									0	0	157,570
Change in other, net									0	(79)	(8,606)
Net cash provided by (used for) investing activities									149,612	219,959	219,089
Cash flows from financing activities:
Payments on credit facilities									0	0	0
Proceeds from long-term debt									0	0	0
Payments on long-term debt									0	0	0
Net transfers to iHeartCommunications									0	0	0
Dividends and other payments to noncontrolling interests									0	0	0
Dividends paid									0	0	0
Increase (decrease) in intercompany notes payable, net									11,273	5,000	0
Intercompany funding									(98,031)	(225,495)	(207,777)
Change in other, net									0	0	0
Net cash provided by (used for) financing activities									(86,758)	(220,495)	(207,777)
Effect of exchange rate changes on cash									0	0	0
Net increase (decrease) in cash and cash equivalents									0	0	0
Cash, cash equivalents and restricted cash at beginning of period				0				0	0	0
Cash and cash equivalents at end of year	0				0				0	0	0
Guarantor Subsidiaries
Cash flows from operating activities:
Consolidated net income (loss)									114,363	130,558	(63,290)
Reconciling items:
Impairment charges									0	0	21,631
Depreciation and amortization									181,906	177,918	194,891
Deferred taxes									(218,955)	88,083	7,305
Provision for doubtful accounts									10,083	5,565	5,398
Amortization of deferred financing charges and note discounts, net									0	0	1,230
Share-based compensation									6,432	5,658	5,855
(Gain) loss on disposal of operating assets, net									(35,020)	(293,802)	(1,235)
Loss on Due from iHeartCommunications									0
(Gain) loss on investments									0	250
Equity in (earnings) loss of nonconsolidated affiliates									22,754	25,902	(18,246)
Foreign exchange transaction (gain) loss									(27)	22,874	(11)
Other reconciling items, net									(3,423)	1,256	1,350
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Decrease in accounts receivable									(9,104)	13,660	(12,878)
(Increase) decrease in prepaids and other current assets									2,410	5,662	4,664
Increase (decrease) in accrued expenses									56,926	(70,834)	5,476
Increase (decrease) in accounts payable									(7,305)	2,764	(15,742)
Increase (decrease) in accrued interest									(77)	(571)	15
Decrease in deferred income									(8,401)	(5,265)	(6,879)
Changes in other operating assets and liabilities									(3,067)	9,846	(17,114)
Net cash provided by operating activities									109,495	119,524	112,420
Cash flows from investing activities:
Purchases of property, plant and equipment									(73,641)	(77,034)	(72,374)
Proceeds from disposal of assets									55,747	358,906	4,626
Purchases of other operating assets									(757)	(1,689)	(23,042)
(Increase) decrease in intercompany notes receivable, net									11	0	0
Dividends from subsidiaries									10,710	235,467	0
Change in other, net									(5)	0	(909)
Net cash provided by (used for) investing activities									(7,935)	515,650	(91,699)
Cash flows from financing activities:
Payments on credit facilities									0	0	0
Proceeds from long-term debt									0	801	0
Payments on long-term debt									(100)	(79)	(56)
Net transfers to iHeartCommunications									0	0	0
Dividends and other payments to noncontrolling interests									0	0	0
Dividends paid									0	(913)	0
Increase (decrease) in intercompany notes payable, net									0	(3,604)	(4,625)
Intercompany funding									(140,160)	(588,292)	2,415
Change in other, net									(1)	0	0
Net cash provided by (used for) financing activities									(140,261)	(592,087)	(2,266)
Effect of exchange rate changes on cash									0	0	0
Net increase (decrease) in cash and cash equivalents									(38,701)	43,087	18,455
Cash, cash equivalents and restricted cash at beginning of period				61,542				18,455	61,542	18,455
Cash and cash equivalents at end of year	22,841				61,542				22,841	61,542	18,455
Non-Guarantor Subsidiaries
Cash flows from operating activities:
Consolidated net income (loss)									5,551	63,321	50,236
Reconciling items:
Impairment charges									4,159	7,274	0
Depreciation and amortization									144,085	166,206	181,071
Deferred taxes									2,266	(56,058)	(2,685)
Provision for doubtful accounts									(3,343)	5,094	7,986
Amortization of deferred financing charges and note discounts, net									1,741	1,831	72
Share-based compensation									3,158	4,633	2,647
(Gain) loss on disposal of operating assets, net									5,673	(69,683)	(4,233)
Loss on Due from iHeartCommunications									0
(Gain) loss on investments									1,045	(781)
Equity in (earnings) loss of nonconsolidated affiliates									1,981	2,837	1,935
Foreign exchange transaction (gain) loss									(29,536)	46,725	(11,339)
Other reconciling items, net									(1,287)	(1,391)	0
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Decrease in accounts receivable									(30,686)	16,648	(44,702)
(Increase) decrease in prepaids and other current assets									6,126	(21,661)	(8,685)
Increase (decrease) in accrued expenses									(3,838)	37,220	(1,362)
Increase (decrease) in accounts payable									3,179	(6,561)	21,472
Increase (decrease) in accrued interest									508	765	(888)
Decrease in deferred income									(4,872)	(12,854)	9,428
Changes in other operating assets and liabilities									3,876	540	(3,644)
Net cash provided by operating activities									109,786	184,105	197,309
Cash flows from investing activities:
Purchases of property, plant and equipment									(150,597)	(152,738)	(145,958)
Proceeds from disposal of assets									16,302	449,288	6,638
Purchases of other operating assets									(80)	(555)	(598)
(Increase) decrease in intercompany notes receivable, net									(11,284)	0	0
Dividends from subsidiaries									0	0	0
Change in other, net									(1,491)	(2,098)	(27,015)
Net cash provided by (used for) investing activities									(147,150)	293,897	(166,933)
Cash flows from financing activities:
Payments on credit facilities									(909)	(2,100)	(3,849)
Proceeds from long-term debt									156,000	6,055	222,777
Payments on long-term debt									(648)	(2,255)	0
Net transfers to iHeartCommunications									0	0	0
Dividends and other payments to noncontrolling interests									(12,010)	(16,917)	(30,870)
Dividends paid									(10,710)	(234,554)	(182,145)
Increase (decrease) in intercompany notes payable, net									(149,612)	(221,434)	(65,500)
Intercompany funding									(1,717)	24,743	12,341
Change in other, net									(5,614)	(120)	673
Net cash provided by (used for) financing activities									(25,220)	(446,582)	(46,573)
Effect of exchange rate changes on cash									9,536	(5,330)	(13,231)
Net increase (decrease) in cash and cash equivalents									(53,048)	26,090	(29,428)
Cash, cash equivalents and restricted cash at beginning of period				$ 190,864				$ 164,774	190,864	164,774
Cash and cash equivalents at end of year	$ 137,816				$ 190,864				$ 137,816	$ 190,864	$ 164,774